Significant accounting policies (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Jan. 01, 2020	Dec. 31, 2019
Significant Accounting Policies [Line Items]
Debt Instrument, Financial Covenants	$ 385,000,000	$ 385,000,000
Allowance for credit loss	96,000	96,000		$ 0
Allowance for Credit Loss on Trade Receivables and Amount Due from Affiliates	60,000	60,000		0
Allowance for expected credit losses	0	0
SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate	3,200,000	3,200,000		3,000,000.0
SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate	$ 900,000	900,000		800,000
ASU 2016-13
Significant Accounting Policies [Line Items]
Allowance for credit loss			$ 100,000
Allowance for Credit Loss on Trade Receivables and Amount Due from Affiliates			60,000.00
Allowance for expected credit losses		$ 0
Cumulative Effect, Period of Adoption, Adjustment [Member] | ASU 2016-13
Significant Accounting Policies [Line Items]
Cumulative Effect on Retained Earnings, Net of Tax			$ 160,000
PT Hoegh LNG Lampung [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%
Statutory Reserve on Paid Up Capital Percentage	20.00%	20.00%
Hoegh LNG Cyprus Limited [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%
Hoegh LNG Colombia Holding Ltd [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%
Variable Interest Entity, Primary Beneficiary [Member] | SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Net assets (liabilities)	$ 3,300,000	$ 3,300,000		2,600,000
Variable Interest Entity, Primary Beneficiary [Member] | SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Net assets (liabilities)	$ 2,200,000	$ 2,200,000		$ 700,000